Inventories (Components Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
Components of Inventories
Raw materials	$ 91.5	$ 107.6	$ 105.2
Work in process	20.1	7.6	22.1
Finished goods	95.1	95.0	99.4
Inventory, gross	206.7	210.2	226.7
Less revaluation to LIFO	47.7	44.8	48.5
Net	159.0	165.4	178.2
Inventories (Textual) [Abstract]
Increase in operating profit due to LIFO liquidations	$ 0.3	$ 1.2